Business, Basis of Presentation and Summary of Significant Accounting Policies - Revisions of Loans By Class (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	$ 60,322	$ 61,762	$ 72,118	$ 72,000	$ 81,751	$ 77,043
Loans held for investment, gross	5,734,438	5,920,175		6,066,225
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	22,456	22,778	30,503	31,290	30,713	18,331
Loans held for investment, gross	4,359,720	4,355,942		4,082,893
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	29,100	30,018	33,672	32,687	40,897	44,734
Loans held for investment, gross	1,239,525	1,380,428		1,354,755
Loans to financial institutions and acceptances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	106	445	3,671	4,362	5,304	9,226
Loans held for investment, gross	27,985	68,965		497,626
Consumer loans and overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	8,660	8,521	4,272	3,661	$ 4,837	$ 4,752
Loans held for investment, gross	107,208	114,840		130,951
Non-owner occupied | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment, gross	1,852,903	1,809,356		1,713,104
Multi-family residential | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment, gross	878,239	909,439		839,709
Land development and construction loans | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment, gross	291,416	326,644		406,940
Commercial real estate | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment, gross	3,022,558	3,045,439		2,959,753
Single-family residential | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment, gross	535,306	533,481		512,754
Owner-occupied | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment, gross	$ 801,856	$ 777,022		610,386
As Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			72,118	72,000
As Reported | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			29,416	30,246
As Reported | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			34,759	33,731
As Reported | Loans to financial institutions and acceptances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			3,671	4,362
As Reported | Consumer loans and overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			4,272	3,661
Effect of change
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			0	0
Effect of change | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			1,087	1,044
Effect of change | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			(1,087)	(1,044)
Effect of change | Loans to financial institutions and acceptances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			0	0
Effect of change | Consumer loans and overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			$ 0	$ 0